Long-Term Debt, Short-Term Debt, and Financing Arrangements - Accounts Receivable Securitization (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Outstanding third party investments in securitized accounts receivable bank program	$ 107
North America
Debt Instrument [Line Items]
North American Program maximum facility size	155
Additional financing from second priority facility	25
Outstanding third party investments in securitized accounts receivable bank program	30	$ 30
Interest expense recognized from securitization of receivables	4	3	$ 2
Europe
Debt Instrument [Line Items]
Outstanding third party investments in securitized accounts receivable bank program	$ 218	160
Term of commitments	1 year
Bank facility cancellation notification	90 days
Loss on sale of trade accounts receivable	$ 3	$ 3	$ 3
Financing percentage	1.00%	2.00%	2.00%